OTHER LONG-TERM LIABILITY	12 Months Ended
Sep. 30, 2014
Other Long Term Liabilities Disclosure [Abstract]
Other Long Term Liabilities Disclosure [Text Block]
15.	OTHER LONG-TERM LIABILITY

During the fiscal year 2011, the Company received government subsidies from the local PRC government for plant and equipment projects of RMB14 million (US$2.21million) and land use right of RMB10.90 million (US$1.72million). The non-current portion of such government subsidies are recorded as long-term liability for, which will be amortized over the estimated useful lives related to the plant and equipment and land use right.